TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

13. TRADE AND OTHER PAYABLES

This account consists of the following:

	2016	2017
Trade payables	13,518	15,574
Other payables	172	217
Total trade and other payables	13,690	15,791

The breakdown of trade payables is as follows:

	2016	2017
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	1,256	1,561
Purchases of equipments, materials and services	1,262	577
Payables to other telecommunication providers	324	322
Sub-total	2,842	2,460
Third parties
Purchases of equipments, materials and services	9,395	11,659
Payables to other telecommunication providers	1,281	1,455
Sub-total	10,676	13,114
Total	13,518	15,574

Trade payables by currency are as follows:

	2016	2017
Rupiah	11,270	13,344
U.S. dollar	2,196	2,167
Others	52	63
Total	13,518	15,574

Refer to Note 31 for details of related party transactions.